Related Party Balances and Transactions - Additional Information (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	$ 84,720,167	¥ 551,214,823	¥ 586,905,707
Key Management and their Immediate Families [Member] | Due on Demand, Interest Free and Uncollateralized [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 153,697	¥ 1,000,000	¥ 1,000,000